Related party transactions - Licensing revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related party transactions
Revenue	$ 93,573,000	$ 119,911,000	$ 192,981,000	$ 216,934,000
Licensing
Related party transactions
Revenue		3,000		9,000
Licensing | Vistrex Limited
Related party transactions
Revenue		$ 2,000		$ 9,000